Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents:
Cash held at banks	$ 11,495,389	$ 10,751,796
Short term investments	8,588,068	3,121,101
Total cash and cash equivalents	$ 20,083,457	$ 13,872,897	$ 13,174,991	$ 8,770,062